NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to continuing operations	$ (49,696)	$ (82,217)	$ (141,203)
Net gain (loss) attributable to discontinued operations	27,466	(125,512)	(229,850)
Net Loss	$ (22,230)	$ (207,729)	$ (371,053)
Denominator:
Denominator for basic gain (loss) per share calculation-weighted average number of common shares outstanding	186,728,372	191,423,850	189,787,292
Denominator for diluted gain (loss) per share calculation-weighted average number of common shares outstanding	186,728,372	191,423,850	189,787,292
Net loss per share from continuing operations - basic	$ (0.27)	$ (0.43)	$ (0.74)
Net loss per share from continuing operations - diluted	(0.27)	(0.43)	(0.74)
Net gain (loss) per share from discontinued operations - basic	0.15	(0.66)	(1.22)
Net gain (loss) per share from discontinued operation - diluted	0.15	(0.66)	(1.22)
Net loss per share - basic	(0.12)	(1.09)	(1.96)
Net loss per share - diluted	$ (0.12)	$ (1.09)	$ (1.96)